Revenue - Gross Revenues by Significant Customer as a Percentage of Total Gross Revenues (Details) - Net Product Revenue - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
McKesson Corporation
Concentration Risk
Percentage of total gross revenue	43.00%	33.00%
Cencora (previously known as AmeriSource-Bergen Corporation)
Concentration Risk
Percentage of total gross revenue	43.00%	53.00%
Cardinal Health, Inc.
Concentration Risk
Percentage of total gross revenue	13.00%	13.00%